Basis of preparation (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2022
Disclosure of subsidiaries [line items]
Cash	$ 3,359,257		$ 5,824,716
Working capital	3,676,936
Deficit	(51,548,737)		$ (30,671,552)
Issuance of shares and warrants, net of transaction costs paid	$ 12,437,523	$ 2,025,000
7858078 Canada Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company	100.00%
EB Rental Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company	100.00%
EB Rental Ventura Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company	100.00%
Vision Marine Technologies Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership held by the Company	100.00%